Guarantee liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Guarantee liabilities
Schedule of movement of guarantee liabilities

The movement of guarantee liabilities is as follows:

	2018	2019
	RMB	RMB

Balance as of January 1	—	107,614
Fair value of guarantee liabilities upon the inception of new guarantees	119,672	217,638
Guarantee settled	(9,596)	(82,754)
Gains from guarantee liabilities	(2,462)	(34,782)

Balance as of December 31	107,614	207,716